Redeemable Noncontrolling Interest of Limited Partners	12 Months Ended
Dec. 31, 2012
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interest of Limited Partners
Redeemable Noncontrolling Interest of Limited Partners
As of December 31, 2012 and 2011, we owned an approximately 85.7% general partner interest in a subsidiary limited partnership. Redeemable noncontrolling interests are accounted for in accordance with ASC 480 at the greater of their carrying amount or redemption value at the end of each reporting period. Changes in the redemption value from the purchase date to the earliest redemption date are accreted using the straight-line method. Additionally, as the noncontrolling interests provide for redemption features not solely within the control of the issuer, we classify such interests outside of permanent equity. The carrying amount was higher than the redemption value as of December 31, 2012. The following table lists the activity of the redeemable noncontrolling interests for the years ended December 31, 2012 and 2011 (in thousands):

Amount
Balance as of December 31, 2010	$2,302
Net income attributable to noncontrolling interests	30
Distributions	(134)
Balance as of December 31, 2011	2,198
Net income attributable to noncontrolling interests	40
Distributions	(278)
Balance as of December 31, 2012	$1,960